Other revenues	12 Months Ended
Dec. 31, 2013
Other revenues
9 Other revenues

in	2013	2012	2011
Other revenues (CHF million)
Noncontrolling interests without SEI	658	336	701
Loans held-for-sale	(5)	(37)	(4)
Long-lived assets held-for-sale	30	458	(40)
Equity method investments	251	150	141
Other investments	315	749	457
Other	527	892	551
Other revenues	1,776	2,548	1,806

Bank
Other revenues
9 Other revenues

in	2013	2012	2011
Other revenues (CHF million)
Noncontrolling interests without significant economic interest	695	333	794
Loans held-for-sale	(5)	(37)	(4)
Long-lived assets held-for-sale	30	456	(43)
Equity method investments	240	136	137
Other investments	255	752	330
Other	578	850	531
Other revenues	1,793	2,490	1,745